Property, Plant and Equipment - Summary of Variations in Tangible Assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	€ 7,764	[1]	€ 6,324	[1]	€ 3,010
Increase	10,429		1,459		3,338
Decrease	(1,741)		(18)		(24)
Ending balance	16,453		7,764	[1]	6,324	[1]
Gross
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	15,774		13,123		8,940
Increase	13,339		2,939		4,287
Decrease	(1,875)		(288)		(105)
Ending balance	27,238		15,774		13,123
Gross | Buildings on Non-freehold Land
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	1,458		11
Increase	12,218				11
Reclassification	(1,447)		1,447
Ending balance	12,229		1,458		11
Gross | Scientific Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	10,879		9,576		6,078
Increase	556		1,484		3,546
Decrease	(120)		(235)		(49)
Reclassification	(54)		54
Ending balance	11,260		10,879		9,576
Gross | Fittings and Fixtures
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	1,531		1,126		988
Increase	66		443		138
Decrease			(43)
Reclassification	(5)		5
Ending balance	1,592		1,531		1,126
Gross | Vehicles
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	99		99		82
Increase					61
Decrease					(44)
Ending balance	99		99		99
Gross | Computer Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	1,446		1,954		1,475
Increase	227		200		211
Decrease	(15)		(5)		(12)
Reclassification	11		(702)		281
Ending balance	1,669		1,446		1,954
Gross | Furniture
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	361		357		317
Increase	31		8		40
Decrease	(3)		(4)
Ending balance	389		361		357
Gross | In progress
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	0
Increase	241		805		281
Decrease	(1,737)
Reclassification	1,496		(804)		(281)
Ending balance			0
Accumulated Depreciation and Impairment
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(8,010)		(6,798)		(5,930)
Increase	(2,909)		(1,481)		(949)
Decrease	133		270		81
Ending balance	(10,785)		(8,010)		(6,798)
Accumulated Depreciation and Impairment | Buildings on Non-freehold Land
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(1)
Increase	(1,215)		(1)
Ending balance	(1,216)		(1)
Accumulated Depreciation and Impairment | Scientific Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(5,988)		(5,063)		(4,438)
Increase	(1,303)		(1,142)		(673)
Decrease	119		218		48
Ending balance	(7,172)		(5,988)		(5,063)
Accumulated Depreciation and Impairment | Fittings and Fixtures
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(769)		(722)		(657)
Increase	(105)		(91)		(65)
Decrease			43
Ending balance	(875)		(769)		(722)
Accumulated Depreciation and Impairment | Vehicles
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(45)		(24)		(29)
Increase	(21)		(21)		(17)
Decrease			0		22
Ending balance	(66)		(45)		(24)
Accumulated Depreciation and Impairment | Computer Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(915)		(703)		(530)
Increase	(252)		(216)		(184)
Decrease	12		4		11
Ending balance	(1,155)		(915)		(703)
Accumulated Depreciation and Impairment | Furniture
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(292)		(285)		(276)
Increase	(13)		(11)		(9)
Decrease	3		4
Ending balance	€ (303)		€ (292)		€ (285)

[1]	The Group applied IFRS 16 “Leases” from January 1, 2019 using the modified retrospective method, and therefore, the comparative information for 2017 and 2018 has not been restated. The impact of this application is presented in note 4.7.2 Application of the new IFRS 16 standard.